SCHEDULE OF LONG TERM DEBT (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Long term debt	$ 7,778,540	$ 7,999,245	$ 8,849,280
Current portion of long-term debt	(918,073)	(913,920)	(963,450)
Long term debt, excluding current maturities	6,860,467	7,085,325	7,885,830
Senior Secured Amortizing Credit Facility [Member]
Line of Credit Facility [Line Items]
Long term debt		785,826	877,550
C C S [Member]
Line of Credit Facility [Line Items]
Long term debt	762,051	785,826
EBS and USBA [Member]
Line of Credit Facility [Line Items]
Long term debt	470,249	485,317	542,760
SWMT [Member]
Line of Credit Facility [Line Items]
Long term debt	859,892	884,720	979,966
FIS [Member]
Line of Credit Facility [Line Items]
Long term debt	2,164,855	2,226,628	2,465,410
ABC [Member]
Line of Credit Facility [Line Items]
Long term debt	$ 3,521,493	$ 3,616,754	$ 3,983,594